Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net income		€ 3,553.7	€ 2,592.3	€ 2,591.6
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	[1]	490.8	448.5	422.7
Impairment and loss on disposal		5.5	7.8	19.0
Share-based compensation expense		53.9	74.6	46.3
Inventory reserves		192.4	221.5	218.2
Deferred tax expense (benefit)		(211.3)	(236.8)	(238.5)
Equity method investments	[2]	11.0	56.9	61.6
Changes in assets and liabilities:
Accounts receivable		507.5	(255.0)	212.4
Finance receivables		(1,125.4)	(95.3)	(664.9)
Inventories		(706.7)	(404.7)	(515.7)
Other assets		(75.1)	(199.1)	(404.0)
Accrued and other liabilities		47.5	82.1	237.7
Accounts payable		334.3	(12.1)	97.9
Current tax assets and liabilities		131.5	(202.6)	13.1
Contract assets and liabilities		1,418.0	1,198.3	975.3
Net cash provided by operating activities		4,627.6	3,276.4	3,072.7
Cash Flows from Investing Activities
Purchase of property, plant and equipment	[3],[4]	(962.0)	(766.6)	(574.0)
Purchase of intangible assets		(38.8)	(119.3)	(35.5)
Purchase of short-term investments		(1,475.5)	(1,291.5)	(918.1)
Maturity of short-term investments		1,359.1	1,019.0	1,034.1
Cash from (used for) derivative financial instruments		0.0	0.0	(2.4)
Loans issued and other investing		(12.2)	0.9	4.4
Acquisition of subsidiaries (net of cash acquired)		(222.8)	0.0	0.0
Net cash used in investing activities		(1,352.2)	(1,157.5)	(491.5)
Cash Flows from Financing Activities
Dividend paid		(1,066.4)	(1,325.7)	(597.1)
Purchase of treasury shares		(1,207.5)	(410.0)	(1,146.2)
Net proceeds from issuance of shares		37.9	27.2	21.8
Net proceeds from issuance of notes, net of issuance costs		1,486.3	0.0	0.0
Repayment of debt and finance lease obligations		(3.3)	(3.8)	(2.8)
Net cash used in financing activities		(753.0)	(1,712.3)	(1,724.3)
Net cash flows		2,522.4	406.6	856.9
Effect of changes in exchange rates on cash		(5.3)	4.6	5.2
Net increase (decrease) in cash and cash equivalents		2,517.1	411.2	862.1
Cash and cash equivalents at beginning of the year		3,532.3	3,121.1	2,259.0
Cash and cash equivalents at end of the year		6,049.4	3,532.3	3,121.1
Supplemental Disclosures of Cash Flow Information:
Non-cash portion of PP&E in investing activities		(46.9)	(85.9)	(24.2)
Interest paid		(64.1)	(59.9)	(61.0)
Income taxes paid, net of refunds		(650.2)	(678.7)	(554.4)
Interest Paid, Including Capitalized Interest, Operating and Investing Activities [Abstract]
Interest received		€ 32.1	€ 38.9	€ 37.3

[1]	Depreciation and amortization includes depreciation of property, plant and equipment, amortization of intangible assets, amortization of underwriting commissions and discount related to the bonds and credit facility.
[2]	Equity method investments includes the profit and dividends received from our equity method investment, as well as the capitalization of R&D and supply chain support funding. The dividend received is a cash inflow in 2020 of €128.1 million (2019: €99.9 million, 2018: €89.2 million).
[3]	In 2018, an amount of €54.7 million of land and buildings was reclassified to other assets.
[4]	In 2020, an amount of €203.7 million (2019: €184.1 million, 2018: €191.6 million) of the purchase of property, plant and equipment relates to funding provided for facilities and tooling to our equity method investment, which is initially recognized as part of the other assets.